Note 11 - Capital Leased Assets and Capital Lease Obligations (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Prepaid Lease Rentals [Table Text Block]
	December 31, 2016	June 30, 2017
Prepaid lease rentals	$40,811	$60,422
Additions	26,390	-
Less: Amortization of prepaid lease rentals	(6,779)	(4,340)
Prepaid lease rentals	$60,422	$56,082
Less: current portion	(8,752)	(8,752)
Non-current portion	$51,670	$47,330

Finance Lease Obligations [Table Text Block]
Year ending December 31,	Amount
2017	$25,096
2018	49,798
2019	49,798
2020	49,895
2021	49,798
2022 and thereafter	253,339
Total	$477,724
Less: Amount of interest ( MSC Azov , MSC Ajaccio , MSC Amalfi , Leonidio and Kyparissia )	(84,765)
Total lease payments	$392,959
Less: Financing costs, net	(4,375)
Total lease payments, net	$388,584

Finance Lease Obligations Current and Non-Current [Table Text Block]
Capital lease obligation – current	$33,210
Less: current portion of financing costs	(859)
Capital lease obligation – non-current	359,749
Less: non-current portion of financing costs	(3,516)
Total	$388,584